Summary of Significant Accounting Policies - Remaining Performance Obligation (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 469,127
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 369,475
Expected timing of performance obligation satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 99,652
Expected timing of performance obligation satisfaction
Web presence | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 316,037
Expected timing of performance obligation satisfaction	1 year
Web presence | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 99,646
Expected timing of performance obligation satisfaction
Web presence | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 415,683
Digital marketing | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 53,438
Expected timing of performance obligation satisfaction	1 year
Digital marketing | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 6
Expected timing of performance obligation satisfaction
Digital marketing | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 53,444